Operating Leases, as Lessee (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Rent expense under operating leases	$ 5,900,000	$ 5,800,000	$ 6,500,000
Capitalized Rent	$ 0	$ 0	$ 0
Santa Clara [Member]
Operating Leased Assets [Line Items]
Sublease expiration period	2052 years